UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09781

WIRELESS FUND

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103, El Cajon, CA   92109

(Address of principal executive offices)                                (Zip code)

Ross C. Provence

Wireless Funds

480 N. Magnolia Ave., Suite 103, El Cajon, CA 92109

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: WIRELESS FUND
Custodian Name: U.S. BANK

GLOBECOMM SYSTEMS INC.

Ticker:	GCOM	Meeting Date:	11/15/2007
CUSIP	37956X103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

RF MICRO DEVICES, INC.

Ticker:	RFMD	Meeting Date:	10/29/2007
CUSIP	749941100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO CONSIDER AND VOTE UPON THE ISSUANCE OF SHARES OF RFMD				FOR	FOR	WITH	ISSUER
COMMON STOCK IN THE MERGER OF ICEMAN ACQUISITION SUB, INC.
WITH AND INTO SIRENZA AS CONTEMPLATED BY THE MERGER AGREEMENT.

2. TO CONSIDER AND VOTE UPON AN ADJOURNMENT OF THE RFMD SPECIAL				FOR	FOR	WITH	ISSUER
MEETING, IF NECESSARY, IF A QUORUM IS PRESENT, TO SOLICIT ADDITIONAL
PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF PROPOSAL
NO. 1.

3. TO CONSIDER AND VOTE UPON AN AMENDMENT TO THE RFMD BYLAWS				FOR	FOR	WITH	ISSUER
TO INCREASE THE MAXIMUM SIZE OF THE RFMD BOARD OF DIRECTORS
FROM 9 MEMBERS TO 11 MEMEBERS.

AMDOCS LIMITED

Ticker:	DOX	Meeting Date:	1/23/2008
CUSIP	G02602103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDMENT OF THE 1998 STOCK OPTION AND INCENTIVE				FOR	FOR	WITH	ISSUER
PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE
THEREUNDER AND TO MAKE OTHER CHANGES AS DESCRIBED IN THE
ACCOMPANYING PROXY STATEMENT.

3. APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL				FOR	FOR	WITH	ISSUER
YEAR 2007.

4. RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP AND AUTHOR-				FOR	FOR	WITH	ISSUER
IZATION OF AUDIT COMMITTEE OF BOARD TO FIX REMUNERATION.

APPLE INC.

Ticker:	AAPL	Meeting Date:	3/4/2008
CUSIP	037833100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF KPMG LLP AS APPLE INC.'S INDEPENDENT				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.

3. ADVISORY VOTE ON COMPENSATION.				AGAINST	AGAINST	WITH	SHAREHOLDER

4. AMEND CORPORATE BYLAWS ESTABLISHING A BOARD COMMITTEE ON				AGAINST	AGAINST	WITH	SHAREHOLDER
SUSTAINABILITY.

QUALCOMM, INCORPORATED

Ticker:	QCOM	Meeting Date:	3/11/2008
CUSIP	747525103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE AMENDMENTS TO THE 2006 LONG-TERM INCENTIVE PLAN AND				FOR	FOR	WITH	ISSUER
AN INCREASE IN THE SHARE RESERVE BY 115,000,000 SHARES.

3. RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE COMPANY'S
FISCAL YEAR ENDING SEPTEMBER 28, 2008.

TEXAS INSTRUMENTS INCORPORATED

Ticker:	TXN	Meeting Date:	4/17/2008
CUSIP	882508104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.

3. PROPOSAL REGUARDING QUALIFICATIONS FOR DIRECTOR NOMINEES.				AGAINST	AGAINST	WITH	SHAREHOLDER

NOKIA CORPORATION

Ticker:	NOK	Meeting Date:	5/8/2008
CUSIP	654902204

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF ANNUAL ACCOUNTANTS.				FOR	FOR	WITH	ISSUER

3. APPROVAL OF THE DISTRIBUTION OF THE PROFIT FOR THE YEAR,				FOR	FOR	WITH	ISSUER
PAYMENT OF DIVIDEND.

4. APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE MEMBERS OF				FOR	FOR	WITH	ISSUER
THE BOARD OF DIRECTORS, AND THE PRESIDENT, FROM LIANILITY.

5. APPROVAL OF THE REMUNERATION TO THE MEMBERS OF THE BOARD				FOR	FOR	WITH	ISSUER
OF DIRECTORS.

6. APPROVAL OF THE NUMBER OF THE MEMBERS OF THE BOARD OF				FOR	FOR	WITH	ISSUER
DIRECTORS.

7. APPROVAL OF THE AUDITOR REMUNERATION.				FOR	FOR	WITH	ISSUER

8. APPROVAL OF THE RE-ELECTION OF PRICEWATERHOUSECOOPERS OY				FOR	FOR	WITH	ISSUER
AS THE AUDITORS FOR FISCAL YEAR 2008.

9. APPROVAL OF THE AUTHORIZATION TO THE BOARD OF DIRECTORS TO				FOR	FOR	WITH	ISSUER
RESOLVE TO REPURCHASE NOKIA SHARES.

SBA COMMUNICATIONS CORPORATION

Ticker:	SBAC	Meeting Date:	5/6/2008
CUSIP	78388J106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE THE COMPANY'S 2008 EMPLOYEE STOCK PURCHASE PLAN.				FOR	FOR	WITH	ISSUER

3. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008
FISCAL YEAR.

4. IN THEIR DISCRETION, TO TRANSACT SUCH OTHER BUSINESS AS MAY				FOR	FOR	WITH	ISSUER
PROPERLY COME BEFORE THE MEETING AND ANY OTHER ADJOURNMENT
OR POSTPONEMENT.

CHINA UNICOM LIMITED

Ticker:	CHU	Meeting Date:	5/16/2008
CUSIP	16945R104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS AND THE				FOR	FOR	WITH	ISSUER
REPORTS OF THE DIRECTORS AND OF THE INDEPENDENT AUDITORS.

2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER				FOR	FOR	WITH	ISSUER
2007.

3. RE-ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

4. TO RE-APPOINT MESSRS. PRICEWATERHOUSECOOPERS AS AUDITORS,				FOR	FOR	WITH	ISSUER
AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION.

5. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE				FOR	FOR	WITH	ISSUER
SHARES IN THE COMPANY.

6. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT				FOR	FOR	WITH	ISSUER
AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY.

7. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO				FOR	FOR	WITH	ISSUER
ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES
REPURCHASED.

CHINA MOBILE (HONG KONG) LIMITED

Ticker:	CHL	Meeting Date:	5/8/2008
CUSIP	16941M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER
AND THE REPORTS OF THE DIRECTORS AND AUDITORS.

2. TO DECLARE A ORDINARY FINAL DIVIDEND FOR THE YEAR ENDED				FOR	FOR	WITH	ISSUER
31 DECEMBER 2007.

3. RE-ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

4. TO RE-APPOINT MESSRS. KPMG AS AUDITORS AND TO AUTHORIZE THE				FOR	FOR	WITH	ISSUER
BOARD OF DIRECTORS TO FIX THEIR REMUNERATION.

5. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE				FOR	FOR	WITH	ISSUER
SHARES IN THE COMPANY.

6. TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT				FOR	FOR	WITH	ISSUER
AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY NOT EXCEEDING 20%
OF THE AGGREGATED NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE
CAPITAL.

7. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO				FOR	FOR	WITH	ISSUER
ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES
REPURCHASED.

AMERICA MOVIL, S.A.B. DE C.V.

Ticker:	AMX	Meeting Date:	4/29/2008
CUSIP	02364W105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
I. APPOINTMENT OR, AS THE CASE MAY BE, REELECTION OF THE MEMBERS				FOR	FOR	WITH	ISSUER
OF THE BOARD OF DIRECTORS OF THE COMPANY THAT THE HOLDERS
OF THE SERIES "L" SHARES ARE ENTITLED TO APPOINT.

II. APPOINTMENT OF DELEGATES TO EXECUTE AND, IF APPLICABLE,				FOR	FOR	WITH	ISSUER
FORMALIZE THE RESOLUTIONS ADOPTED BY THE MEETING.

AMERICAN TOWER CORPORATION

Ticker:	AMT	Meeting Date:	5/15/2008
CUSIP	29912201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.

CROWN CASTLE INTERNATIONAL CORP

Ticker:	CCI	Meeting Date:	5/23/2008
CUSIP	228227104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF KPMG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.

GARMIN LTD.

Ticker:	GRMN	Meeting Date:	6/6/2008
CUSIP	G37260109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR.

SYNCHRONOSS TECHNOLOGIES, INC.

Ticker:	SNCR	Meeting Date:	5/15/2008
CUSIP	87157B103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
YEAR ENDING DECEMBER 31, 2008.

3. TO APPROVE AN AMENDMENT TO THE COMPANY'S 2006 EQUITY				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN.

4. TO AUTHORIZE THE ESTABLISHMENT OF AN EMPLOYEE STOCK				FOR	FOR	WITH	ISSUER
PURCHASE PLAN.

UNITED STATES CELLULAR CORPORATION

Ticker:	USM	Meeting Date:	5/20/2008
CUSIP	911684108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. NON-EMPLOYEE DIRECTOR COMPENSATION PLAN.				FOR	FOR	WITH	ISSUER

3. 2009 EMPLOYEE STOCK PURCHASE PLAN.				FOR	FOR	WITH	ISSUER

4. RATIFY ACCOUNTANTS FOR 2008.				FOR	FOR	WITH	ISSUER

ALASKA COMMUNICATIONS SYSTEMS GROUP, INC

Ticker:	ALSK	Meeting Date:	6/9/2008
CUSIP	01167P101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPEN-				FOR	FOR	WITH	ISSUER
DENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.

NII HOLDINGS, INC.

Ticker:	NIHD	Meeting Date:	5/14/2008
CUSIP	62913F201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.

OPEN JOINT STOCK COMPANY "VIMPEL-COMMUNICATIONS

Ticker:	VIP	Meeting Date:	6/9/2008
CUSIP	68370R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE 2007 VIMPELCOM ANNUAL REPORT PREPARED IN				FOR	FOR	WITH	ISSUER
ACCORDANCE WITH RUSSIAN LAW.

2. APPROVALOF VIMPELCOM'S UNCONSOLIDATED ACCOUNTING STATE-				FOR	FOR	WITH	ISSUER
MENTS, INCLUDING PROFIT AND LOSS STATEMENT FOR 2007 (PREPARED
IN ACCORDANCE WITH RUSSIAN STATUTORY ACCOUNTING PRINCIPLES.

3. ALLOCATION OF PROFITS AND LOSSES RESULTING FROM 2007 FINANCIAL				FOR	FOR	WITH	ISSUER
YEAR OPERATIONS

4. ELECTION OF THE BOARD OF DIRECTORS.				FOR	FOR	WITH	ISSUER

5. ELECTION OF THE AUDIT COMMISSION.				FOR	FOR	WITH	ISSUER

6. APPROVAL OF EXTERNAL AUDITORS.				FOR	FOR	WITH	ISSUER

7. APPROVAL OF A CHANGE IN THE COMPENSATION OF THE MEMBERS OF				FOR	FOR	WITH	ISSUER
THE BOARD OF DIRECTORS.

8. APPROVAL OF REORGANIZATION OF VIMPELCOM THROUGH THE STATU-				FOR	FOR	WITH	ISSUER
TORY MERGER OF CERTAIN OF ITS SUBSIDIARIES INTO VIMPELCOM AND OF
THE MERGER AGREEMENTS.

9. APPROVAL OF THE AMENDMENTS TO THE CHARTER OF VIMPELCOM.				FOR	FOR	WITH	ISSUER

MILLICOM INTERNATIONAL CELLULAR S.A.

Ticker:	MICC	Meeting Date:	5/27/2008
CUSIP	L6388F110

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. ELECTION OF CHAIRMAN				FOR	FOR	WITH	ISSUER

A2. TO RECEIVE THE DIRECTORS' REPORT (RAPPORT DE GESTION) AND THE				FOR	FOR	WITH	ISSUER
REPORT OF THE EXTERNAL AUDITOR OF THE CONSOLIDATED AND PARENT
COMPANY (MILLICOM) ACCOUNTS AT 31 DECEMBER 2007.

A3. APPROVAL OF THE CONSOLIDATED ACCOUNTS PARENT COMPANY				FOR	FOR	WITH	ISSUER
(MILLICOM) ACCOUNTS FOR THE YEAR ENDED 31 DECEMBER 2007.

A4. ALLOCATION OF THE RESULTS OF THE YEAR ENDED DECEMBER 31 2007.				FOR	FOR	WITH	ISSUER

A5. DISCHARGE OF THE BOARD OF DIRECTORS IN RESPECT OF THE YEAR				FOR	FOR	WITH	ISSUER
ENDED DECEMBER 31 2007.

A6. ELECTION OF THE BOARD OF DIRECTORS, INCLUDING TWO NEW				FOR	FOR	WITH	ISSUER
DIRECTORS.

A7. ELECTION OF THE EXTERNAL AUDITORS.				FOR	FOR	WITH	ISSUER

A8. APPROVAL OF DIRECTORS' FEES.				FOR	FOR	WITH	ISSUER

A9. APPROVAL OF (A) PROPOSED SHARE BUY-BACK PROGRAM, (B) BOARD				FOR	FOR	WITH	ISSUER
OF DIRECTORS' DELEGATE AUTHORITY TO IMPLEMENT SHARE BUY-BACK
JOINTLY TO CEO AND CHAIRMAN, AND (C) VARIOUS USES OF MILLICOM
SHARES REPURCHASED IN THE SHARE BUY-BACK PROGRAM.

A10. MISCELLANEOUS.				FOR	ABSTAIN		ISSUER

EI. APPROVAL OF AMENDMENTS TO ARTICLE 21 ("PROCEDURE, VOTE") OF				FOR	AGAINST	AGAINST	ISSUER
THE ARTICLES OF ASSOCIATION.

EII. MISCELLANEOUS.				FOR	ABSTAIN		ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WIRELESS FUND

By: /s/ Ross C. Provence

       Ross C. Provence, President

Date:                 8/25/08